Shareholder's Equity and Earnings Per Common Share - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended							0 Months Ended				0 Months Ended
	Apr. 10, 2013	Dec. 31, 2013	May 07, 2013	Apr. 11, 2013	Dec. 31, 2012	Dec. 31, 2011		Oct. 29, 2013 Parent Issuer	May 07, 2013 Parent Issuer	Dec. 31, 2013 Parent Issuer	Dec. 31, 2012 Parent Issuer	May 07, 2013 ING International
Class of Stock [Line Items]
Common stock, shares outstanding	100,207	261,675,811		230,000,000	230,000,000	230,000,000	[1]
Treasury stock, shares		79,120		79,120	79,120
Total shares authorized				1,000,000,000
Common stock, shares authorized		900,000,000		900,000,000	900,000,000					900,000,000	900,000,000
Common stock, par value		$ 0.01		$ 0.01	$ 0.01					$ 0.01	$ 0.01
Preferred stock, shares authorized				100,000,000
Preferred stock, par value				$ 0.01
Stock split conversion ratio	2,295.248835
Common stock, shares issued				230,079,120						261,754,931	230,079,120
Shares issued by parent company and subsidiaries								37,950,000	30,769,230			44,201,773
Number of warrants issued and outstanding			26,050,846
Percentage of issued warrants to total shares issued and outstanding			9.99%
Exercise price of warrants			48.75
Fair value of warrants issued			$ 94.0

[1]	Share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.